Hartford Life Insurance Company Separate Account Three:

Select Dimensions Asset Manager (Series I/IR)	File No. 333-52711
Select Dimensions (Series I)	File No. 033-80738
Select Dimensions (Series II/IIR)	File No. 333-69493
Select Leaders (Series I/IR)	File No. 333-35000
Select Leaders (Series II/IIR/III/IV)	File No. 333-101927
Select Leaders Outlook (Series I/IR/II)	File No. 333-102625

Hartford Life and Annuity Insurance Company Separate Account Three:

Select Dimensions Asset Manager (Series I/IR)	File No. 333-52707
Select Dimensions (Series I)	File No. 033-80732
Select Dimensions (Series II/IIR)	File No. 333-69491
Select Leaders (Series I/IR)	File No. 333-34998
Select Leaders (Series II/IIR/III/IV)	File No. 333-101928
Select Leaders Outlook (Series I/IR/II)	File No. 333-102628

Supplements Dated January 9, 2008, to the Prospectus and Statement of Additional Information Dated May 1, 2007

Supplement Dated January 9, 2008, to Your Prospectus

Effective at the close of business on March 8, 2008, the following change is made to your prospectus:

OLD NAME                                                                                                                                                                                                                                                                                                                    NEW NAME

Morgan Stanley - Balanced Growth Portfolio                                                                                                                                          Morgan Stanley – Balanced Portfolio

As a result, all references in your prospectus to the Morgan Stanley - Balanced Growth Portfolio are deleted and replaced with Morgan Stanley – Balanced Portfolio.

This supplement should be retained with the prospectus for future reference.

HV-6648

Supplement Dated January 9, 2008,

to Your Statement of Additional Information

Effective at the close of business on March 8, 2008, the following change is made to your prospectus:

OLD NAME                                                                                                                                                                                                                                                                                                                    NEW NAME

Morgan Stanley - Balanced Growth Portfolio                                                                                                                                          Morgan Stanley – Balanced Portfolio

As a result, all references in your prospectus to the Morgan Stanley - Balanced Growth Portfolio are deleted and replaced with Morgan Stanley – Balanced Portfolio.

This supplement should be retained with the statement of additional information for future reference.

HV-6649